Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income [abstract]
Profit for the year	€ 3,378	€ 2,399	€ 751
Other comprehensive (loss) income	(5,148)	3,339	(6,697)
Gains (losses) on measurement of available-for-sale investments	26	(77)	415
Income tax impact	6	22	(123)
Reclassification of losses (gains) included in the income statement (Note 16)	33	136	(539)
Income tax impact	0	(19)	139
Other comprehensive income (loss), available-for-sale investments, net of tax	65	62	(108)
Gains (Losses) on hedges	62	498	(14)
Income tax impact	6	(120)	(37)
Reclassification of losses (gains) included in the income statement (Note 16)	162	54	207
Income tax impact	(40)	(14)	(58)
Other comprehensive income, hedges, net of tax	190	418	98
Share of gains (losses) recognized directly in equity of associates and others	8	(8)	17
Income tax impact	(2)	3	(4)
Reclassification of losses (gains) included in the income statement	0	0	0
Income tax impact	0	0	0
Other comprehensive income, share of other comprehensive income of associates and joint ventures accounted for using equity method that will be reclassified to profit or loss, net of tax	6	(5)	13
Translation differences (Note 12)	(5,422)	3,152	(6,762)
Total other comprehensive (loss) income recognized in the period (Items that may be reclassified subsequently to profit or loss)	(5,161)	3,627	(6,759)
Actuarial gains (losses) and impact of limit on assets for defined benefit pension plans	14	(378)	94
Income tax impact	(1)	90	(32)
Actuarial (losses) gains and impact of limit on assets for defined benefit pension plans, net of tax	13	(288)	62
Total other comprehensive income (loss) recognized in the period (Items that will not be reclassified subsequently to profit or loss)	13	(288)	62
Total comprehensive income (loss) for the year	(1,770)	5,738	(5,946)
Attributable to:
Equity holders of the parent and other holders of equity instruments	(1,186)	4,630	(4,535)
Non-controlling interests	€ (584)	€ 1,108	€ (1,411)